Note 1 - Nature of Operations (Details Narrative) - CAD	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Disclosure Text Block [Abstract]
Net Loss Attributable to Parent	CAD (8,857,440)	CAD (10,143,577)	CAD (7,436,388)
Accumulated Deficit	CAD (71,873,459)	CAD (63,016,019)